UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03326

Morgan Stanley U.S. Government Money Market Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	January 31,

Date of reporting period:	July 31, 2019

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley
U.S. Government
Money Market Trust

Semi-Annual Report

July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/moneymarketfundsshareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley U.S. Government Money Market Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Expense Example	9
Portfolio of Investments	10
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Notes to Financial Statements	18
Financial Highlights	26
Investment Advisory Agreement Approval	28
Privacy Notice	31
Trustee and Officer Information	Back Cover

Welcome Shareholder,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Morgan Stanley U.S. Government Money Market Trust (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Report (unaudited)

For the six months ended July 31, 2019

Market Conditions

During the first quarter of 2019, gross domestic product (GDP) came in at 3.1 percent, slightly below market expectations, as net exports and inventories gave a substantial boost to quarterly growth.(i) Second quarter GDP cooled to 2.1 percent as personal consumption continued to be a substantial share of economic growth. However, some weaknesses were evident as businesses showed wariness to expand and delayed investment decisions as uncertainties surrounding trade tension mounted. The labor market was resilient with the unemployment rate falling to 3.7 percent in July 2019 from 4.0 percent in January 2019.(ii) The pace of non-farm payrolls averaged 173,000 in the first quarter of 2019 and 157,000 in the second quarter of 2019, and if sustained, could be sufficient for further declines in the unemployment rate. July 2019 payrolls were 164,000, but there is concern that Chinese tariffs could continue to threaten factory and retail store labor markets.

In his semi-annual testimony on the state of monetary policy to Congress in February 2019, Federal Reserve (Fed) Chairman Jerome Powell characterized the economy as "strong." In his speech, Powell stated that "muted" inflation pressures as well as economic and financial crosscurrents are conflicting signals that are influencing the Federal Open Market Committee (FOMC or the Committee) to take a "patient" approach in delivering policy changes. He maintained the Fed's wait-and-see approach and underscored the need for being data dependent going forward. Powell noted that global growth poses a key threat to the outlook, especially in Europe and China. In his statement, he commented that "uncertainty is the enemy of business" and that economic activity and assurance may have been impacted.

At its March 2019 meeting, the FOMC voted unanimously to maintain the target range for the federal funds rate at 2.25 percent to 2.50 percent. That said, the FOMC's forward-looking statements were more dovish than anticipated, with the Committee downgrading expectations for the economy, lowering its rates outlook and ending its balance sheet normalization sooner than expected. In its more dovish outlook, the FOMC revised its federal funds projections to zero rate hikes in 2019 (down from the Committee's expectations of two rate hikes during their December 2018 meeting) and only one rate hike in 2020. As a result, the median fed funds rate forecast was lowered to 2.4 percent from 2.9 percent for 2019 and reduced to 2.6 percent from 3.1 percent for 2020. Chairman Powell stated that while the labor market remains strong, growth in economic activity had decelerated in the first quarter of 2019 due to a number of factors, including slowing growth in Europe and China and concerns over tariffs. The FOMC noted that in light of global economic and financial developments and muted inflation pressures, the Committee will be patient as it determines what future adjustments to the federal funds rate are appropriate.

Adding to its accommodative policy, the FOMC announced it will slow the reduction of its Treasury

(i)  Source for GDP data: U.S. Bureau of Economic Analysis

(ii)  Source for employment data: U.S. Bureau of Labor Statistics and Bloomberg L.P.

securities holdings by decreasing the cap on monthly redemptions from the current level of $30 billion to $15 billion beginning in May 2019 and it would end the reduction of its aggregate securities holdings in the System Open Market Account (SOMA) at the end of September 2019, earlier than some economists expected. The FOMC also intended to continue allowing its holdings of agency debt and agency mortgage-backed securities to decline — which is currently $20 billion per month. However, starting in October 2019, up to $20 billion of the principal payments received from these holdings will be invested in new Treasuries with any excess above $20 billion used to purchase more mortgage-backed securities.

At the conclusion of its May 1, 2019 meeting, as expected, the FOMC kept the range for the federal funds rate unchanged at 2.25 percent to 2.50 percent. The FOMC noted that in light of global economic and financial developments and muted inflation pressures, the Committee will continue to be "patient" as it decides what future adjustments to the fed funds rate are appropriate. FOMC participants believed the most likely outcome for the U.S. economy would be sustained expansion of economic activity, with strong labor market conditions and inflation nearing its 2 percent target.

Regarding economic conditions, Chairman Powell acknowledged that economic growth and job creation since the Fed's prior meeting in March 2019 had been stronger than anticipated. In addition, Powell highlighted that international risks had moderated since the beginning of 2019, as evidenced by some recent improvement in global economic data, a delayed Brexit and reports of some progress in U.S.-China trade negotiations. While the federal funds rate remained unchanged, the FOMC lowered the interest on excess reserves (IOER) by 0.05 percent to 2.35 percent from 2.40 percent. Chairman Powell noted the decrease in the IOER is a technical adjustment designed to control overnight rates in the fed funds market and should not be viewed as any change to overall monetary policy.

However, the Trump administration's decision on May 10, 2019 to raise tariffs to 25 percent on $200 billion of Chinese goods and its threat to levy tariffs on another $300 billion of Chinese goods following the next G20 meeting in June 2019 stoked concerns that the U.S.-China trade war could be longer and more pronounced than expected. The Trump administration's decision on May 29, 2019 to threaten Mexico with a 5 percent tariff only exacerbated these concerns and raised the specter of additional U.S. trade wars with other countries.

Fearing continued trade tensions could weaken economic growth, investors fled to U.S. Treasuries in May 2019. The Treasury yield curve flattened significantly, with the 2-, 5- and 10-year yields falling 34 basis points (bps), 37 bps and 38 bps, respectively, throughout the month, and the belly of the curve becoming inverted. As of May 31, 2019, the 10-year Treasury bond was yielding 22 bps less than the 3-month Treasury bill. The 5-year Treasury bond was yielding 43 bps less than the 3-month Treasury bill as of the same date. Given this shift in sentiment, the market was pricing in at least two rate cuts by the Fed by the end of 2019.

At its June 18-19, 2019 meeting, the FOMC kept the range for the federal funds rate unchanged at 2.25 percent to 2.50 percent. While it kept rates unchanged, the FOMC removed the word "patient" in describing its approach to monetary policy and reiterated it remains ready to take appropriate action should economic uncertainties, such as international trade tensions, have a negative impact on global growth and inflation.

In its updated "dot plot," the FOMC showed that 8 out of 17 officials expected lower rates by the end of 2019 — with 7 members anticipating 50 bps of easing. As a result, the average federal funds forecast for 2019 fell to 2.17 percent (down from 2.49 percent during the March 2019 FOMC meeting) while the median remained unchanged at 2.38 percent. Looking ahead, the median federal funds forecast for 2020 was lowered to 2.13 percent (down from 2.63 percent) and the median forecast for 2021 was lowered to 2.38 percent (down from 2.63 percent).

While reconfirming its 2 percent inflation target, the Fed acknowledged a decline in near-term inflation expectations and cut its median Personal Consumption Expenditures (PCE) and core PCE inflation forecasts for 2019 to 1.5 percent and 1.8 percent, respectively. GDP growth projections for 2019 remained unchanged while the unemployment rate was revised lower to 3.6 percent from 3.7 percent.

Subsequent to the June 2019 FOMC meeting, Fed Chairman Powell spoke on June 25 at the Council on Foreign Relations, where he reiterated economic crosscurrents have reemerged and risks to the baseline economic outlook have grown.

Citing weakening global growth and muted inflation pressures, the FOMC lowered the range for the federal funds rate by 0.25 percent to 2.00 percent to 2.25 percent at its July 2019 meeting. While acknowledging the U.S. economy and labor market remained strong, Chairman Powell highlighted global uncertainties, including weaker growth in the European Union and China, as reasons for the rate cut. The FOMC reiterated it would "act as appropriate to sustain the expansion," thus leaving the door open to potential future rate cuts if global economic growth continued to weaken. In addition to lowering the federal funds rate, the FOMC lowered the interest on excess reserves rate by 0.25 percent to 2.10 percent and ended its balance sheet run-off program two months earlier than expected.

Performance Analysis

As of July 31, 2019, Morgan Stanley U.S. Government Money Market Trust had net assets of approximately $869 million and an average portfolio maturity of 23 days. For the six-month period ended July 31, 2019, the Fund's Class R and Class S shares provided a total return of 1.05 percent. For the seven-day period ended July 31, 2019, each of the Fund's Class R and Class S shares provided an effective annualized yield of 2.08 percent and a current yield of 2.06 percent, while the 30-day moving average yield for July for Class R and Class S shares was 2.11 percent. Yield quotations more closely reflect the current earnings of the Fund. Past performance is no guarantee of future results.

During the reporting period, we continued to invest in agency and Treasury debt while holding a large portion of the Fund in overnight repurchase agreements. We continued to focus on conservative positioning and liquidity while being responsive to dynamic market conditions.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 07/31/19
Repurchase Agreements	59.6%
U.S. Agency Securities	30.4
U.S. Treasury Securities	10.0
MATURITY SCHEDULE as of 07/31/19
1 - 30 Days	83.4%
31 - 60 Days	4.9
61 - 90 Days	1.8
91 - 120 Days	0.6
121 + Days	9.3

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition and maturity schedule are stated as a percentage of total investments.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund has adopted a policy to invest exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities in order to qualify as a "government money market fund" under federal regulations. The Fund may also hold cash from time to time. A "government money market fund" is a money market fund that invests at least 99.5 percent of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A "government money market fund" is exempt from requirements that permit money market funds to impose a "liquidity fee" and/or a "redemption gate" that temporarily restricts redemptions. In selecting investments, Morgan Stanley Investment Management Inc. (the Fund's "Adviser") seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/moneymarketfundsshareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's website, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, administration fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/19 – 07/31/19.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	02/01/19	07/31/19	02/01/19 – 07/31/19
Class R
Actual (1.05% return)	$1,000.00	$1,010.53	$1.74
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.06	$1.76
Class S
Actual (1.05% return)	$1,000.00	$1,010.54	$1.74
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.06	$1.76

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.35% and 0.35% for Class R and Class S shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ■  July 31, 2019 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Repurchase Agreements (59.3%)
$102,000	ABN Amro Securities LLC, (Interest in $600,000,000 joint repurchase agreement, 2.58% dated 07/31/19 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $600,043,000 on 08/01/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 10/01/48 (a); valued at $617,597,200)	2.58%	08/01/19	$102,000,000
55,000	BNP Paribas, (Interest in $750,000,000 joint repurchase agreement, 2.55% dated 07/31/19 under which BNP Paribas, will repurchase the securities provided as collateral for $750,053,125 on 08/01/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 06/01/51 (a); valued at $767,133,434)	2.55	08/01/19	55,000,000
85,000	Credit Agricole Corp., (Interest in $850,000,000 joint repurchase agreement, 2.55% dated 07/31/19 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $850,060,208 on 08/01/19. The securities provided as collateral at the end of the period held with BNY Mellon, triparty agent, were various U.S. Government agency securities with various maturities to 12/01/48 (a); valued at $875,457,893)	2.55	08/01/19	85,000,000

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ■  July 31, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
$35,000	ING Financial Markets LLC, (dated 03/20/19; proceeds $35,449,750; fully collateralized by various U.S. Government agency securities, 3.00% - 6.50% due 11/01/26 - 05/01/58 (a); valued at $36,050,001)	2.57%	09/16/19	$35,000,000
25,000	Natixis, (Interest in $2,500,000,000 joint repurchase agreement, 2.53% dated 07/31/19 under which Natixis, will repurchase the securities provided as collateral for $2,500,175,694 on 08/01/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 05/15/45; valued at $2,549,255,889)	2.53	08/01/19	25,000,000
122,000	Natixis, (Interest in $2,500,000,000 joint repurchase agreement, 2.54% dated 07/31/19 under which Natixis, will repurchase the securities provided as collateral for $2,500,176,389 on 08/01/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 09/15/65 (a); valued at $2,563,678,446)	2.54	08/01/19	122,000,000
91,000	Wells Fargo Securities LLC, (Interest in $1,165,000,000 joint repurchase agreement, 2.55% dated 07/31/19 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,165,082,521 on 08/01/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 12/01/48 (a); valued at $1,199,847,450)	2.55	08/01/19	91,000,000
	Total Repurchase Agreements (Cost $515,000,000)			515,000,000

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ■  July 31, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (b)	MATURITY DATE	VALUE
	U.S. Agency Securities (30.2%)
	Federal Farm Credit Bank
$5,000	1 Month USD LIBOR - 0.106%	2.13	(c)%	08/30/19	09/30/19	$5,000,000
5,000	3 Month USD LIBOR + 0.05%	2.13	(c)	08/01/19	10/21/20	4,999,698
5,000	3 Month USD LIBOR + 0.055%	2.14	(c)	08/06/19	01/27/20	4,997,904
5,000	1 Month USD LIBOR - 0.10%	2.14	(c)	08/30/19	08/30/19	4,999,988
1,000	3 Month USD LIBOR + 0.065%	2.15	(c)	08/01/19	05/01/20	999,970
5,000	1 Month USD LIBOR - 0.05%	2.22	(c)	08/22/19	01/22/20	4,999,962
5,000	1 Month USD LIBOR + 0.01%	2.25	(c)	08/28/19	08/28/20	5,000,000
7,000	3 Month USD LIBOR - 0.15%	2.25	(c)	09/18/19	09/18/20	7,000,000
3,000	1 Month USD LIBOR - 0.01%	2.26	(c)	08/20/19	07/20/20	2,999,777
6,670	1 Month USD LIBOR + 0.00%	2.27	(c)	08/25/19	06/25/20	6,671,877
5,000	1 Month USD LIBOR - 0.08%	2.29	(c)	08/12/19	11/12/19	5,000,000
4,000	1 Month USD LIBOR + 0.025%	2.29	(c)	08/25/19	08/25/20	3,999,772
4,740	1 Month USD LIBOR + 0.05%	2.32	(c)	08/21/19	02/21/20	4,743,450
5,000	1 Month USD LIBOR + 0.00%	2.36	(c)	08/07/19	10/07/20	4,998,817
5,000	1 Month USD LIBOR + 0.035%	2.40	(c)	08/11/19	02/11/21	5,000,000
15,000	1 Month USD LIBOR + 0.01%	2.41	(c)	08/02/19	07/02/20	15,000,000
6,000	1 Month USD LIBOR + 0.19%	2.46	(c)	08/21/19	12/21/20	6,010,277
1,000	SOFR + 0.08%	2.47	(c)	08/01/19	06/10/21	1,000,000
2,000	3 Month USD LIBOR + 0.11%	2.50	(c)	08/01/19	01/15/21	2,000,000
	Federal Home Loan Bank
8,000		2.01		—	01/17/20	7,925,264
10,000		2.04		—	01/09/20	9,909,438
15,000		2.05		—	01/06/20	14,866,358
5,000		2.08		—	12/24/19	4,999,934
5,000		2.10		—	10/23/19	4,975,872
5,000		2.10		—	11/04/19	4,972,490
1,000		2.13		—	10/18/19	995,418
3,000	1 Month USD LIBOR - 0.065%	2.21	(c)	08/20/19	02/20/20	2,999,921
5,000	1 Month USD LIBOR - 0.01%	2.23	(c)	08/28/19	08/28/20	5,000,000
15,000	1 Month USD LIBOR - 0.02%	2.25	(c)	08/24/19	12/24/19	15,000,000
5,000	1 Month USD LIBOR - 0.01%	2.26	(c)	08/25/19	03/25/20	5,000,000
10,000	SOFR + 0.005%	2.40	(c)	08/01/19	01/17/20	10,000,000
5,000	3 Month USD LIBOR + 0.01%	2.40	(c)	08/01/19	08/30/19	5,000,208
3,000	SOFR + 0.01%	2.40	(c)	08/01/19	01/24/20	3,000,000

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ■  July 31, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (b)	MATURITY DATE	VALUE
$3,000	3 Month USD LIBOR + 0.02%	2.41	(c)%	08/01/19	08/27/19	$3,000,000
7,000	SOFR + 0.025%	2.42	(c)	08/01/19	04/22/20	7,000,000
3,000		2.42		—	08/19/19	2,999,919
3,000	3 Month USD LIBOR + 0.03%	2.42	(c)	08/01/19	10/09/19	3,000,000
5,000	SOFR + 0.03%	2.42	(c)	08/01/19	07/17/20	5,000,000
10,000	SOFR + 0.035%	2.43	(c)	08/01/19	06/19/20	10,000,000
6,000	SOFR + 0.045%	2.44	(c)	08/01/19	09/28/20	6,000,000
1,500	SOFR + 0.05%	2.44	(c)	08/01/19	01/22/21	1,500,000
15,000	3 Month USD LIBOR + 0.065%	2.46	(c)	08/01/19	03/27/20	15,000,000
5,000	SOFR + 0.075%	2.47	(c)	08/01/19	06/11/21	5,000,000
10,000		2.47		—	10/01/19	9,958,740
2,000	3 Month USD LIBOR + 0.105%	2.50	(c)	08/01/19	10/01/20	2,000,000
2,000	3 Month USD LIBOR + 0.105%	2.50	(c)	08/01/19	06/10/20	2,000,000
	Total U.S. Agency Securities (Cost $262,525,054)					262,525,054
	U.S. Treasury Securities (9.9%)
	U.S. Treasury Bills
8,000	(d)	2.06		—	01/23/20	7,921,833
5,000	(d)(e)	2.08		—	01/30/20	4,948,560
25,000	(d)	2.12		—	01/09/20	24,768,782
	U.S. Treasury Notes
5,000		1.38		—	01/31/20	4,981,260
2,000	3 Month Treasury Money Market Yield + 0.033%	2.11	(c)	08/01/19	04/30/20	2,000,264
10,000	3 Month Treasury Money Market Yield + 0.043%	2.09	(c)	08/01/19	07/31/20	10,000,552
16,000	3 Month Treasury Money Market Yield + 0.045%	2.10	(c)	08/01/19	10/31/20	15,994,038
16,000	3 Month Treasury Money Market Yield + 0.115%	2.17	(c)	08/01/19	01/31/21	15,992,997
	Total U.S. Treasury Securities (Cost $86,608,286)					86,608,286
	Total Investments (Cost $864,133,340) (f)(g)				99.4%	864,133,340
	Other Assets in Excess of Liabilities				0.6	4,879,856
	Net Assets				100.0%	$869,013,196

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ■  July 31, 2019 (unaudited) continued

  LIBOR  London Interbank Offered Rate.

  SOFR  Secured Overnight Financing Rate.

  USD  United States Dollar.

  (a)  Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of July 31, 2019.

  (b)  Date of next interest rate reset.

  (c)  Floating or variable rate securities: The rates disclosed are as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (d)  Rate shown is the yield to maturity at July 31, 2019.

  (e)  All or a portion of the security is subject to delayed delivery.

  (f)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

  (g)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Statements

Statement of Assets and Liabilities July 31, 2019 (unaudited)

Assets:
Investments in securities, at value (cost $864,133,340, including value of repurchase agreements of $515,000,000)	$864,133,340
Cash	768,690
Receivable for:
Shares of beneficial interest sold	13,104,999
Interest	685,357
Prepaid expenses and other assets	95,386
Total Assets	878,787,772
Liabilities:
Payable for:
Investments purchased	4,948,560
Shares of beneficial interest redeemed	4,410,942
Advisory fee	106,699
Distribution fee	71,133
Trustees' fees	43,745
Administration fee	35,566
Transfer and sub transfer agent fees	24,038
Dividends to shareholders	11,855
Accrued expenses and other payables	122,038
Total Liabilities	9,774,576
Net Assets	$869,013,196
Composition of Net Assets:
Paid-in-capital	$869,089,582
Total Accumulated Loss	(76,386)
Net Assets	$869,013,196
Class R Shares:
Net Assets	$662,674,627
Shares Outstanding (unlimited shares authorized, $0.01 par value)	662,752,720
Net Asset Value Per Share	$1.00
Class S Shares:
Net Assets	$206,338,569
Shares Outstanding (unlimited shares authorized, $0.01 par value)	206,337,725
Net Asset Value Per Share	$1.00

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Statements continued

Statement of Operations For the six months ended July 31, 2019 (unaudited)

Net Investment Income:
Interest Income	$9,170,244
Expenses
Advisory fee (Note 3)	557,614
Shareholder services fee (Note 4)	371,743
Administration fee (Note 3)	185,871
Registration fees	69,581
Professional fees	54,327
Transfer and sub transfer agent fees (Note 5)	23,371
Shareholder reports and notices	15,267
Custodian fees (Note 6)	11,777
Trustees' fees and expenses	11,423
Other	13,540
Total Expenses	1,314,514
Net Investment Income	7,855,730
Net Realized Gain	2,747
Net Increase	$7,858,477

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JULY 31, 2019	FOR THE YEAR ENDED JANUARY 31, 2019
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$7,855,730	$12,612,660
Net realized gain	2,747	9,022
Net Increase	7,858,477	12,621,682
Dividends and Distributions to Shareholders:
Class R shares	(5,952,924)	(11,417,129)
Class S shares	(1,902,806)	(1,195,531)
Total Dividends and Distributions to Shareholders	(7,855,730)	(12,612,660)
Net increase (decrease) from transactions in shares of beneficial interest	200,955,953	(380,159,775)
Net Increase (Decrease)	200,958,700	(380,150,753)
Net Assets:
Beginning of period	668,054,496	1,048,205,249
End of Period	$869,013,196	$668,054,496

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  July 31, 2019 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley U.S. Government Money Market Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objectives are security of principal, high current income and liquidity. The Fund was organized as a Massachusetts business trust on November 18, 1981 and commenced operations on February 17, 1982.

The Fund offers two classes of shares, Class R and Class S Shares. The two classes have the same fees and expenses.

The Securities and Exchange Commission ("SEC") has adopted changes to the rules that govern money market funds. The Fund operates as a "government money market fund," which allows the Fund to continue to seek a stable Net Asset Value ("NAV"). The Fund will also be exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Shareholder services fees are charged directly to the respective class.

D. Repurchase Agreements — The Fund invests directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by Morgan Stanley Investment Management Inc. (the "Adviser"). The Fund will participate on a pro-rata basis with the other

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  July 31, 2019 (unaudited) continued

investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Repurchase Agreements, which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed at least annually.

F. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  July 31, 2019 (unaudited) continued

sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Repurchase Agreements	$—	$515,000,000	$—	$515,000,000
U.S. Agency Securities	—	262,525,054	—	262,525,054
U.S. Treasury Securities	—	86,608,286	—	86,608,286
Total Assets	$—	$864,133,340	$—	$864,133,340

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  July 31, 2019 (unaudited) continued

3. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays the Adviser an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.15% to the net assets of the Fund determined as of the close of each business day.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of the Fund's daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to assume all operating expenses of the Fund and to waive the advisory fee and administration fee, as applicable, to the extent that such expenses and fees excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), on an annualized basis exceeds 0.75% of the average daily net assets of the Fund. Effective July 1, 2019, the Adviser/Administrator has agreed to assume such expenses and make such waivers of fees, as applicable, to the extent that such expenses and fees on an annualized basis exceeds 0.56%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Fund's Board of Trustees (the "Trustees") act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect during the most recent reporting period.

4. Shareholder Services Plan

Pursuant to a Shareholder Services Plan (the "Plan"), the Fund may pay Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator, as compensation for the provision of services to shareholders a service fee up to the rate of 0.15% on an annualized basis of the average daily net assets of the Fund for Class R and Class S shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended July 31, 2019, the distribution fee was accrued at the annual rate of 0.10%.

The Distributor and Adviser/Administrator have agreed to waive all or a portion of the Fund's shareholder services fee, advisory fee and administration fee, respectively, and/or reimburse

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  July 31, 2019 (unaudited) continued

expenses, to the extent that total expenses exceed total income of the Fund on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. This arrangement had no effect during the most recent reporting period.

5. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Fund pays DST a fee based on the number of classes, accounts and transactions relating to the Fund.

6. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Transactions with Affiliates

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended July 31, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended July 31, 2019, included in "Trustees' fees and expenses" in the Statement of Operations, amounted to $58. At July 31, 2019, the Fund had an accrued pension liability of $43,745, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  July 31, 2019 (unaudited) continued

the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX MONTHS ENDED JULY 31, 2019	FOR THE YEAR ENDED JANUARY 31, 2019
	(unaudited)
CLASS R SHARES
Shares sold	666,525,283	2,205,836,669
Shares issued in reinvestment of dividends	5,952,924	11,417,129
Shares redeemed	(529,468,727)	(2,726,039,723)
Net increase (decrease) — Class R	143,009,480	(508,785,925)
CLASS S SHARES
Shares sold	216,792,260	191,397,794
Shares issued in reinvestment of dividends	1,902,806	1,195,531
Shares redeemed	(160,748,593)	(63,967,175)
Net increase — Class S	57,946,473	128,626,150
Net increase (decrease) in Fund	200,955,953	(380,159,775)

9. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended January 31, 2019 remains subject to examination by taxing authorities.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  July 31, 2019 (unaudited) continued

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 DISTRIBUTIONS PAID FROM:		2018 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$12,612,660	$—	$5,819,623	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended January 31, 2019.

At January 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$1,886	$—

During the year ended January 31, 2019, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of $6,099.

10. Risks Relating to Certain Financial Instruments

The Fund may invest in, or receive as collateral for repurchase agreements, securities issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). Securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  July 31, 2019 (unaudited) continued

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may enter into repurchase agreements under which the Fund sends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to certain costs and delays.

11. Other

At July 31, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 87.2%.

Morgan Stanley U.S. Government Money Market Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED JANUARY 31,
	JULY 31, 2019		2019	2018		2017(1)		2016		2015
	(unaudited)
Class R Shares(2)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Net income from investment operations	0.010		0.016	0.005		0.000	(3)	0.000	(3)	0.000	(3)
Less dividends from net investment income	(0.010)		(0.016)	(0.005)		(0.000	)(3)	(0.000	)(3)	(0.000	)(3)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total Return	1.05	%(5)	1.61%	0.53%		0.02%		0.01%		0.01%
Ratios to Average Net Assets:
Net expenses	0.35	%(6)	0.36%	0.49	%(4)	0.46	%(4)	0.16	%(4)	0.09	%(4)
Net investment income	2.12	%(6)	1.55%	0.52	%(4)	0.01	%(4)	0.01	%(4)	0.01	%(4)
Supplemental Data:
Net assets, end of period, in millions	$663		$520	$1,028		$1,274		$1,190		$1,192

  (1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class R shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to the net expenses or net investment income.

  (2)  Effective June 28, 2016, the original class was re-designated as Class R shares.

  (3)  Amount is less than $0.001.

  (4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor and/or Adviser/Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
January 31, 2018	0.53%	0.48%
January 31, 2017	0.58	(0.11)
January 31, 2016	0.59	(0.42)
January 31, 2015	0.58	(0.48)

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED JANUARY 31,			PERIOD FROM JUNE 28, 2016(1) TO
	JULY 31, 2019		2019	2018		JANUARY 31, 2017(2)
	(unaudited)
Class S Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00
Net income from investment operations	0.010		0.016	0.005		0.000	(3)
Less dividends from net investment income	(0.010)		(0.016)	(0.005)		(0.000	)(3)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00
Total Return	1.05	%(5)	1.61%	0.53%		0.01	%(5)
Ratios to Average Net Assets:
Net expenses	0.35	%(6)	0.36%	0.49	%(4)	0.46	%(4)(6)
Net investment income	2.12	%(6)	1.55%	0.52	%(4)	0.01	%(4)(6)
Supplemental Data:
Net assets, end of period, in thousands	$206,339		$148,391	$19,765		$50

  (1)  Commencement of Offering.

  (2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class S shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to the net expenses or net investment income.

  (3)  Amount is less than $0.001.

  (4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor and/or Adviser/Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
January 31, 2018	0.53%	0.48%
January 31, 2017	0.58	(0.11)

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded

Morgan Stanley U.S. Government Money Market Trust

Investment Advisory Agreement Approval (unaudited) continued

that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key

Morgan Stanley U.S. Government Money Market Trust

Investment Advisory Agreement Approval (unaudited) continued

personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Privacy Notice (unaudited) continued  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Privacy Notice (unaudited) continued  April 2019

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2019 Morgan Stanley

DWGSAN
2703492 EXP. 09.30.20

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 17, 2019

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 17, 2019